ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	$ (230.8)	$ (338.3)	$ 188.5
Other comprehensive (loss) income	10.3	4.1	84.9
End of year	155.9	(230.8)	(338.3)
Accumulated other comprehensive loss
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	(16.7)	(20.8)	(105.7)
Other comprehensive (loss) income	10.3	4.1	84.9
End of year	(6.4)	(16.7)	(20.8)
Cash flow hedges
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	(26.3)	26.4	20.8
Other comprehensive (loss) income	5.6	(52.7)	5.6
End of year	$ (20.7)	(26.3)	26.4
Expected reversal period	5 years 6 months
Defined benefit plans
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	$ 9.6	(47.2)	(126.5)
Other comprehensive (loss) income	4.7	56.8	79.3
End of year	$ 14.3	$ 9.6	$ (47.2)